Annual Total Returns [BarChart] - LVIP Dimensional US Equity Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2012	17.41%
2013	29.18%
2014	4.70%
2015	(7.61%)
2016	11.13%
2017	19.17%
2018	(7.79%)
2019	19.58%
2020	15.30%